UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Municipal Fund, Inc. (NQI)
	July 31, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.8% (100.0% of Total Investments)

	MUNICIPAL BONDS – 145.8% (100.0% of Total Investments)

	Alabama – 0.4% (0.3% of Total Investments)
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
$ 1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA	$ 1,292,688
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA	1,045,130
2,250	Total Alabama			2,337,818
	Arizona – 10.6% (7.3% of Total Investments)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,390,275
1,850	5.000%, 2/01/21	No Opt. Call	BBB+	2,120,285
1,485	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	1,443,242
	Series 2014A, 4.000%, 12/01/39
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	10,617,300
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	1,341,924
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	1,665,990
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	7,949,437
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	AA	2,915,660
	15.255%, 7/01/26 – AGM Insured (IF)
8,755	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	10,999,607
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
10,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding	7/23 at 100.00	AA–	11,168,300
	Series 2013, 5.000%, 7/01/30 (Alternative Minimum Tax)
7,930	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	8,767,170
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
53,760	Total Arizona			60,379,190
	California – 11.6% (8.0% of Total Investments)
1,020	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital	11/22 at 100.00	BBB+	1,143,848
	Los Angeles, Series 2012A, 5.000%, 11/15/23
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	5,492,100
	5.000%, 8/15/52
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	10/15 at 100.00	AA–	80,290
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	10/15 at 100.00	AA–	5,018
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	4,013,320
	Hospital, Refunding Series 2014B, 4.000%, 7/01/39
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	8,306,200
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of	8/17 at 100.00	BBB+	1,038,690
	Los Angeles, Series 2007, 5.000%, 8/15/47
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,893,350
	2001A, 0.000%, 8/01/25 – NPFG Insured (ETM)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	AA	1,770,080
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	2,133,800
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	9/15 at 100.00	A	5,005,600
	5.125%, 3/01/32 – AMBAC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B+	4,778,850
	Bonds, Series 2007A-1, 4.500%, 6/01/27
5,795	Kern Community College District, California, General Obligation Bonds, Safety, Repair &	No Opt. Call	AA	4,227,800
	Improvement, Election 2002 Series 2006, 0.000%, 11/01/25 – AGM Insured
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA	1,281,948
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
3,105	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	8/15 at 100.00	AA– (4)	3,460,585
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/15 at 100.00	AA–	2,007,560
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding
	Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	1/16 at 100.00	AA+	2,008,040
3,655	5.000%, 7/01/22 – NPFG Insured	1/16 at 100.00	AA+	3,669,657
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	9,159,989
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,789,640
	2006, 0.000%, 8/01/23 – FGIC Insured
72,280	Total California			66,266,365
	Colorado – 7.4% (5.1% of Total Investments)
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Refunding and	12/24 at 100.00	A	1,266,297
	Improvement Bonds, James Irwin Educational Foundation Project, Series 2007, 5.000%, 12/01/38
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,810,544
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,197,701
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,596,102
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32	No Opt. Call	A–	1,537,408
2,000	5.000%, 6/01/33	No Opt. Call	A–	2,177,300
690	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	762,636
	Samaritan Society Project, Series 2013, 5.500%, 6/01/33
2,540	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA	2,960,954
	Obligation Bonds, Series 2013, 5.000%, 12/01/25 – AGM Insured
	Denver, Colorado, Airport System Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – NPFG Insured (UB)	11/16 at 100.00	AA–	5,680,194
1,000	5.000%, 11/15/24 – NPFG Insured	11/16 at 100.00	AA–	1,056,960
1,085	Denver, Colorado, Airport Revenue Bonds, Trust 2365, 16.086%, 6/17/16 – NPFG Insured (IF)	No Opt. Call	AA–	1,329,158
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	4,968,059
	9/01/32 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	6,589,600
	NPFG Insured
	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater
	Revenue Bonds, Series 2012:
400	5.000%, 12/01/32	No Opt. Call	A+	446,160
1,000	3.000%, 12/01/32	No Opt. Call	A+	912,920
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014,	12/24 at 100.00	N/R	623,247
	6.000%, 12/01/38
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	1,038,391
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	1,215,632
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
47,840	Total Colorado			42,169,263
	District of Columbia – 1.0% (0.7% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,486,963
	Tender Option Bond Trust 1606, 11.856%, 10/01/30 – AMBAC Insured (IF) (5)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	No Opt. Call	AA+	4,479,972
	Tender Option Bond Trust 1730, 11.847%, 4/01/16 – AMBAC Insured (IF) (5)
5,255	Total District of Columbia			5,966,935
	Florida – 12.5% (8.6% of Total Investments)
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	11,138,200
	AGM Insured
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA	2,076,880
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
7,000	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,	No Opt. Call	AA–	8,158,640
	Senior Secured Series 2012A-1, 5.000%, 6/01/22
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,151,290
	Refunding Series 2012, 5.000%, 5/01/26
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	4,343,880
555	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/24 at 100.00	N/R	560,561
	Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	No Opt. Call	AAA	3,620,184
	Trust 2929, 17.529%, 12/01/16 – AGC Insured (IF) (5)
450	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	A–	459,770
	5.000%, 6/01/38
1,110	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/16 at 100.00	N/R (4)	1,152,169
	5.000%, 6/01/38 (Pre-refunded 6/01/16)
1,165	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	AA–	1,264,782
	Senior Lien Series 2015A, 5.000%, 10/01/44 (WI/DD, Settling 8/13/15) (Alternative Minimum Tax)
6,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	No Opt. Call	A+	6,939,300
	Subordinate Refunding Series 2013A, 5.000%, 10/01/21 (Alternative Minimum Tax)
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	679,740
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,106,790
	2011, 5.000%, 11/15/25
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	AA	11,012,719
	5.000%, 10/01/41 – AGM Insured
4,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38	10/25 at 100.00	A	5,313,930
	(Alternative Minimum Tax)
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,586,752
	5.000%, 11/15/33
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA	2,220,080
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	5,419,850
	Inc. Project, Series 2015, 5.000%, 6/01/40
63,520	Total Florida			71,205,517
	Georgia – 1.8% (1.2% of Total Investments)
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA	7,936,810
	AGM Insured
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA	2,385,680
	AGM Insured
9,000	Total Georgia			10,322,490
	Idaho – 0.2% (0.1% of Total Investments)
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/24 at 100.00	A–	996,430
	2014A, 4.125%, 3/01/37
	Illinois – 10.9% (7.5% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	A1	788,123
1,170	5.000%, 1/01/26	7/23 at 100.00	A1	1,350,707
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA	2,424,103
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
1,775	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	1,808,299
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
2,660	Cook County, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.000%, 11/15/21 –	11/17 at 100.00	AA	2,804,012
	NPFG Insured
1,485	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	1,572,170
	5.000%, 9/01/34
2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	1,973,880
	Series 2015A, 4.000%, 11/15/39
560	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	607,606
	Refunding Series 2015C, 5.000%, 8/15/35
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	2,639,773
	8/15/41 – AGM Insured
1,150	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,282,032
	2011C, 5.500%, 8/15/41
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	4,012,772
	6/15/31 – AGM Insured
825	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	869,666
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	482,828
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	8,117,874
	5.250%, 1/01/37 – AGM Insured
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	15,473,250
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	1,128,700
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	13,059,720
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
1,850	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project,	3/24 at 100.00	AA	1,999,980
	Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured
68,145	Total Illinois			62,395,495
	Indiana – 3.7% (2.5% of Total Investments)
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,261,950
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	12,170,989
	2011B, 5.000%, 10/01/41
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	3,846,042
	NPFG Insured
500	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	572,955
	5.875%, 1/01/24 (Alternative Minimum Tax)
19,410	Total Indiana			20,851,936
	Kansas – 1.1% (0.7% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	6,076,345
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Louisiana – 4.5% (3.1% of Total Investments)
1,000	Lafayette Public Power Authority, Louisiana, Electric Revenue Bonds, Series 2012, 5.000%, 11/01/29	No Opt. Call	AA–	1,127,320
1,455	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A+	1,583,666
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
1,095	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/25 at 100.00	Baa1	1,164,489
	Series 2015, 5.000%, 5/15/47 (WI/DD, Settling 8/20/15)
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	11,706,426
8,940	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	Aa1 (4)	9,224,381
10	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.225%,	5/16 at 100.00	Aa1 (4)	11,272
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.192%,	5/16 at 100.00	Aa1 (4)	5,635
	5/01/34 (Pre-refunded 5/01/16) – NPFG Insured (IF)
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,
	4.250%, 6/01/34	6/24 at 100.00	A	1,033,000
24,830	Total Louisiana			25,856,189
	Maine – 0.5% (0.3% of Total Investments)
1,790	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue,	No Opt. Call	A+	1,779,314
	Series 2015, 4.000%, 7/01/44
1,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%,	11/21 at 100.00	AA+	1,053,810
	11/15/24 – AGM Insured (Alternative Minimum Tax)
2,790	Total Maine			2,833,124
	Maryland – 0.5% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,694,625
	Medical Center Issue, Series 2015, 5.000%, 7/01/45
	Massachusetts – 3.6% (2.5% of Total Investments)
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,508,400
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	7,239,480
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	4,171,185
	Institute of Technology, Tender Option Bond Trust 11824, 13.677%, 1/01/16 (IF)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,523,559
	8/01/46 – AGM Insured (UB) (5)
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series	11/20 at 100.00	AA	1,426,745
	2010B, 5.000%, 11/15/30 – AGC Insured
18,045	Total Massachusetts			20,869,369
	Michigan – 4.2% (2.9% of Total Investments)
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa1	1,940,760
	School Building and Site, Series 2007, 5.000%, 5/01/28 – AGM Insured
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding
	Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A+	4,460,793
2,550	4.000%, 11/15/36	5/25 at 100.00	A+	2,530,008
2,750	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	3,073,428
	2011-II-A, 5.375%, 10/15/36
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	11,979,993
	Refunding Series 2009, 5.750%, 11/15/39
22,205	Total Michigan			23,984,982
	Minnesota – 1.5% (1.0% of Total Investments)
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project,	3/25 at 100.00	BBB–	2,007,480
	Refunding Series 2015A, 5.000%, 3/01/34
2,500	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care	7/25 at 100.00	A	2,529,575
	Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A,
	4.000%, 7/01/35
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA	1,073,280
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
235	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	4/23 at 100.00	N/R	236,058
	2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25
2,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul	10/22 at 100.00	BBB–	1,936,340
	Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (Alternative Minimum Tax)
535	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast	11/20 at 100.00	BBB–	564,083
	Inc., Series 2015, 5.250%, 11/15/35
8,270	Total Minnesota			8,346,816
	Mississippi – 1.1% (0.7% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA	6,088,762
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
	Missouri – 1.6% (1.1% of Total Investments)
2,820	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax	5/23 at 100.00	A–	2,712,643
	Revenue Bonds, Series 2015, 3.625%, 5/15/31
6,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	No Opt. Call	AA	6,696,059
	Health System, Series 2015A, 4.000%, 1/01/45
9,485	Total Missouri			9,408,702
	Nebraska – 3.1% (2.1% of Total Investments)
4,405	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	4,787,440
	5.000%, 9/01/32
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	624,550
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – NPFG	9/16 at 100.00	AA	12,322,982
	Insured (UB) (5)
17,140	Total Nebraska			17,734,972
	Nevada – 1.9% (1.3% of Total Investments)
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,500	5.000%, 7/01/25 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,819,600
2,500	5.000%, 7/01/26 (Alternative Minimum Tax)	1/23 at 100.00	A+	2,792,375
5,000	5.000%, 7/01/27 (Alternative Minimum Tax)	1/23 at 100.00	A+	5,546,400
10,000	Total Nevada			11,158,375
	New Jersey – 3.5% (2.4% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	1/16 at 100.00	AA–	1,724,514
1,700	5.000%, 7/01/23 – NPFG Insured	1/16 at 100.00	AA–	1,724,514
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	5,380,700
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/23
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	1,156,780
	Appreciation Series 2010A, 0.000%, 12/15/26
2,725	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	No Opt. Call	AA+	2,960,004
	5.000%, 12/15/34 – AMBAC Insured
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	7,344,360
	AGM Insured
19,125	Total New Jersey			20,290,872
	New York – 3.9% (2.7% of Total Investments)
705	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	700,714
	Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,247,604
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA–	2,985,110
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA–	3,323,991
	5/01/33 – NPFG Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	2,209,720
	5/01/36 – AGM Insured
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	1,502,153
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health	7/24 at 100.00	BBB+	1,109,160
	Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
1,740	New York Convention Center Development Corporation, New York, Hotel Unit Fee Secured Revenue	No Opt. call	AA+	1,826,391
	Bonds, Series 2005, Trust 2364, 17.476%, 10/15/15 – AMBAC Insured (IF)
4,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	4,038,480
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
325	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/15 at 100.00	AA	325,881
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
21,330	Total New York			22,269,204
	North Dakota – 0.5% (0.4% of Total Investments)
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	A	620,664
970	4.000%, 3/01/19	No Opt. Call	A	1,042,459
1,085	5.000%, 3/01/21	No Opt. Call	A	1,232,126
2,655	Total North Dakota			2,895,249
	Ohio – 5.3% (3.6% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
13,000	5.125%, 6/01/24	6/17 at 100.00	B–	10,819,120
8,480	5.875%, 6/01/30	6/17 at 100.00	B–	7,020,507
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	9,135,812
	AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA (4)	3,112,722
	Series 2005, 5.000%, 12/01/24 (Pre-refunded 12/01/15) – AGM Insured
33,590	Total Ohio			30,088,161
	Oklahoma – 0.5% (0.3% of Total Investments)
1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease	No Opt. Call	A+	1,350,912
	Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19
1,320	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Refunding	No Opt. Call	BB–	1,432,860
	Series 2015, 5.000%, 6/01/35 (Mandatory put 6/01/25) (Alternative Minimum Tax)
2,505	Total Oklahoma			2,783,772
	Oregon – 0.7% (0.5% of Total Investments)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South
	Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,091,260
800	5.500%, 10/01/49	10/24 at 100.00	N/R	875,856
2,110	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series	4/25 at 100.00	A–	2,109,916
	2015A, 4.000%, 4/01/40
3,910	Total Oregon			4,077,032
	Pennsylvania – 10.4% (7.2% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AA– (4)	3,046,200
	12/01/23 (Pre-refunded 12/01/15) – NPFG Insured
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2010, 5.000%,	12/20 at 100.00	AA	1,305,150
	6/01/40 – AGM Insured
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,561,701
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	1,089,670
	Ministries Project, Series 2015, 5.000%, 1/01/29
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+ (4)	1,674,688
	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	2,717,663
	5.000%, 1/01/40 – AGM Insured
3,735	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA (4)	4,447,040
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	(Pre-refunded 8/01/20)
1,585	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Baa2	1,675,076
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
825	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	844,198
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative
	Minimum Tax)
2,165	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	2,307,522
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (Alternative
	Minimum Tax)
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,574,528
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	4,089,171
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA	5,511,500
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	8,565,057
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	2,026,080
	5.000%, 12/01/23 – FGIC Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA	1,263,758
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA	1,134,910
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	5,647,103
	Series 2012B, 4.000%, 1/01/33
55,410	Total Pennsylvania			59,481,015
	South Carolina – 2.7% (1.8% of Total Investments)
5,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	5,906,150
	Refunding Series 2011B, 5.000%, 12/01/21
8,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	9,246,245
	10/01/34 – SYNCORA GTY Insured
13,950	Total South Carolina			15,152,395
	South Dakota – 0.9% (0.6% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	AA–	278,638
4,350	5.000%, 7/01/42	7/21 at 100.00	AA–	4,688,648
4,600	Total South Dakota			4,967,286
	Texas – 15.9% (10.9% of Total Investments)
2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	2,520,950
	AGM Insured
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,961,868
	6.250%, 1/01/46
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,576,620
	Schools, Series 2012, 3.750%, 8/15/22
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	6/25 at 100.00	BBB–	4,117,360
	Charter School, Series 2015A, 5.000%, 12/01/45
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	5,360,448
	5.000%, 11/01/38 (Alternative Minimum Tax)
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	419,172
	5.250%, 9/01/44
3,355	Deer Park Independent School District, Harris County, Texas, General Obligation Bonds,	2/22 at 100.00	AAA	3,945,178
	Refunding School Building Series 2013, 5.000%, 2/15/23
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc.,	8/25 at 100.00	AAA	4,882,300
	Refunding Series 2015, 4.000%, 8/15/44
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA	3,577,490
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA	2,101,155
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	AA (4)	23,662,810
	5.750%, 12/01/32 – AGM Insured (ETM)
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue	1/25 at 100.00	N/R	761,442
	Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	4,571,450
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue
	Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University
	Project, Series 2014A:
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB–	1,041,620
2,200	5.000%, 4/01/39	4/24 at 100.00	BBB–	2,269,168
1,600	5.000%, 4/01/46	4/24 at 100.00	BBB–	1,639,936
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	Baa3	5,674,290
	Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series
	2014A, 5.000%, 4/01/39
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
2,205	5.000%, 1/01/34	1/25 at 100.00	A2	2,423,736
2,000	5.000%, 1/01/38	1/25 at 100.00	A2	2,176,860
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	632,973
	5.125%, 2/01/39
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,704,815
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/29	No Opt. Call	A3	2,721,375
2,605	5.000%, 12/15/30	No Opt. Call	A3	2,818,167
800	5.000%, 12/15/32	No Opt. Call	A3	860,120
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier
	Refunding Series 2015B:
6,665	0.000%, 8/15/36	8/24 at 59.60	A–	2,607,415
10,000	0.000%, 8/15/37	8/24 at 56.94	A–	3,683,800
91,200	Total Texas			90,712,518
	Utah – 0.8% (0.6% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752, 12.992%,	6/18 at 100.00	AAA	4,791,466
	6/15/27 (Pre-refunded 6/15/18) – AGM Insured (IF)
	Vermont – 0.4% (0.3% of Total Investments)
2,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation	5/16 at 100.00	N/R (4)	2,071,360
	Project, Refunding Series 2006A, 5.375%, 5/01/36 (Pre-refunded 5/01/16)
	Virginia – 0.2% (0.1% of Total Investments)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,029,580
	University Project, Green Series 2015B, 5.250%, 7/01/35
	Washington – 8.5% (5.8% of Total Investments)
8,000	King County School District 403 Renton, Washington, General Obligation Bonds, Series 2012	No Opt. Call	AA+	9,253,360
	Refunding, 5.000%, 12/01/19
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (4)	8,665,760
	7/01/17) – AGM Insured
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.341%, 7/01/32	7/17 at 100.00	AA+ (4)	2,080,684
	(Pre-refunded 7/01/17) – AGM Insured (IF) (5)
1,970	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,183,587
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2012R-13A,	No Opt. Call	AA+	11,865,700
	5.000%, 7/01/21
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	14,521,616
	6/01/28 – NPFG Insured (UB) (5)
51,145	Total Washington			48,570,707
	West Virginia – 1.7% (1.2% of Total Investments)
8,655	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	9,733,759
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 5.8% (4.0% of Total Investments)
970	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	988,430
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
3,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,562,278
	Series 2012B, 4.500%, 2/15/40
11,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	12,012,110
	Series 2012, 5.000%, 6/01/32
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	N/R (4)	1,536,863
	Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	4,812,600
	Obligated Group, Refunding Series 2015, 3.375%, 8/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	1,083,320
	Hospital, Inc., Series 2014A, 5.000%, 7/01/34
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,068,510
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,024,250
	Services Inc., Series 2006B, 5.125%, 8/15/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior
	Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,566,719
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,788,579
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson
	Hollow Project. Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,018,580
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,529,145
31,550	Total Wisconsin			32,991,384
	Wyoming – 0.4% (0.3% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	1,120,510
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,130,849
255	Wyoming Community Development Authority, Housing Revenue Bonds, 2012 Series 1, 4.375%,	12/21 at 100.00	AA+	260,077
	12/01/32 (Alternative Minimum Tax)
2,255	Total Wyoming			2,511,436
$ 817,165	Total Municipal Bonds (cost $777,111,919)			832,360,896

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 626	Las Vegas Monorail Company, Senior Interest Bonds, (6), (7)	5.500%	7/15/19	N/R	$ 112,635
166	Las Vegas Monorail Company, Senior Interest Bonds, (6), (7)	5.500%	7/15/55	N/R	22,259
$ 792	Total Corporate Bonds (cost $71,028)				134,894
	Total Long-Term Investments (cost $777,182,947)				832,495,790
	Floating Rate Obligations – (5.3)%				(30,085,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (42.1)% (8)				(240,400,000)
	Other Assets Less Liabilities – 1.6%				8,929,525
	Net Assets Applicable to Common Shares – 100%				$ 570,940,315

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$832,360,896	$ —	$832,360,896
Corporate Bonds	—	—	134,894	134,894
Total	$ —	$832,360,896	$134,894	$832,495,790

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2015, the cost of investments was $749,595,523.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2015, were as follows:

Gross unrealized:
Appreciation	$61,282,210
Depreciation	(8,467,284)
Net unrealized appreciation (depreciation) of investments	$52,814,926

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2015